11. Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
INCOME TAXES

Loss Before Taxes

	December 31, 2015	December 31, 2014
Domestic	$1,706,722	$3,646,424
Foreign	375,921	403,289
	$2,082,643	$4,049,713

The reconciliation of income tax expense at the U.S. statutory rate of 35% in 2015 and 2014, to the Company's effective tax rate is as follows:

	Year Ended December 31,
	2015	2014

US statutory rate	$(728,925)	$(1,417,399)
Tax difference between foreign and U.S.	28,528	28,909
Change in Valuation Allowance	(700,397)	(1,388,490)
Tax Provision	$—	$—

Deferred Income Taxes

The Company has incurred net operating losses since inception. The Company has not reflected any tax benefit related to such net operating losses in the financial statements.  Prior to August 15, 2007 the Company was a limited liability company and losses were passed through to the individual members, therefore the Company only has potential tax benefits from the date it became a ‘C’ corporation.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company and its subsidiaries’ deferred tax assets at December 31, 2015 and December 31, 2014 are as follows:

	December 31, 2015	December 31, 2014
Operating loss carry-forward	$5,600,000	$4,800,000
Deferred tax asset before Valuation allowance	5,600,000	4,800,000
Valuation allowance	(5,600,000)	(4,800,000)
Net deferred tax asset	$—	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income.

The authoritative guidance requires a valuation allowance to reduce the deferred tax assets reported if, based on the weight of the evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Based on the level of historical taxable losses and projections of future taxable income (losses) over the periods in which the deferred tax assets can be realized, management currently believes that it is more likely than not that the Company will not realize the benefits of these deductible differences. Accordingly, management has determined that a 100% valuation allowance is appropriate at December 31, 2015 and December 31, 2014.

Net Operating Loss Carry-Forwards

As of December 31, 2015 and 2014, the Company had U.S. accumulated losses for tax purposes of approximately $16,000,000 and $13,800,000 respectively, which may be carried forward and offset against U.S. taxable income, and which expire during the tax years 2027 through 2032.

Federal tax laws impose significant restrictions on the utilization of net operating loss carry-forwards and in the event of a change in ownership of the Company, as defined by the Internal Revenue Code Section 382. The Company’s net operating loss carry-forwards may be subject to the above limitations.

As of December 31, 2015 and 2014, the Company had German accumulated losses for tax purposes of approximately $688,000 and $740,000 respectively, which may be carried forward and offset against German taxable income subject to certain restrictions and limitations. Such carry-forwards are subject to certain restrictions and limitations in the event of changes in the NovaVision GmbH’s ownership.

As of December 31, 2015 and 2014, the Company had UK accumulated losses for tax purposes of approximately $199,000 and $180,000 respectively, which may be carried forward and offset against UK taxable income subject to certain restrictions and limitations.

Tax Rates

The applicable US income tax rate for the Company for both of the years ended December 31, 2015 and 2014 was 35%. Non-US subsidiaries are taxed according to the tax laws in their respective country of residence. The German applicable rate for both of the years ended December 31, 2015 and 2014 was 31.58%; the UK applicable rate for both the years ended December 31, 2015 and 2014 was 20%.

US income taxes and foreign withholding taxes were not provided for on undistributed earnings of the Company’s foreign subsidiaries. The Company intends to reinvest these earnings indefinitely in its foreign subsidiaries. If these earnings were distributed to US in the form of dividends or otherwise, after the repayment of intercompany debt, the Company would be subject to additional US income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

Uncertain Tax Position

The Company has recorded no liability for income taxes associated with unrecognized tax benefits at the date of adoption and has not recorded any liability associated with unrecognized tax benefits during 2015 and 2014. Accordingly, the Company has not recorded any interest or penalty in regard to any unrecognized benefit.